Loans and borrowings Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) tranche item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Loans and borrowings
Lease liability related party	€ 7,943
Loan principal K EUR 12,300	12,300
Loan principal K EUR 5000	5,000
Bank investment loans - top 20 outstanding gross	€ 4,778
Reimbursable term	7 years
Borrowings	€ 64,398	€ 80,980	€ 99,107
Payments of lease liabilities, classified as financing activities	€ 3,549	3,379	3,775
Fixed interest rate | Weighted average
Loans and borrowings
Interest rate percentage	1.00%
Weighted average interest rate	1.00%
K€50,000 KBC credit facility
Loans and borrowings
Notional amount	€ 50,000
Reservation cost percentage	0.15%
Number of tranches | tranche	3
K€50,000 KBC credit facility, Tranche One
Loans and borrowings
Interest rate percentage	3.56%
K€50,000 KBC credit facility, Tranche Two
Loans and borrowings
Interest rate percentage	3.81%
K€50,000 KBC credit facility, Tranche Three
Loans and borrowings
Interest rate percentage	3.87%
K€35,000 EIB bank loan
Loans and borrowings
Notional amount	€ 35,000
Borrowings	21,667	27,500	33,333
K€35,000 EIB bank loan, tranche one
Loans and borrowings
Notional amount	€ 10,000
Interest rate percentage	2.40%
K€35,000 EIB bank loan, tranche two
Loans and borrowings
Notional amount	€ 25,000
Interest rate percentage	2.72%
K€28,000 acquisition bank loan
Loans and borrowings
Notional amount	€ 28,000
Interest rate percentage	1.10%
Borrowings	€ 10,000	12,559	15,604
K€28,000 Acquisition Bank Loan, tranche one
Loans and borrowings
Notional amount	€ 18,000
Reimbursable term	7 years
K€28,000 Acquisition Bank Loan, tranche two
Loans and borrowings
Notional amount	€ 10,000
K€17,700 secured bank loans
Loans and borrowings
Secured bank loans	€ 17,700
Average interest rate	1.20%
Borrowings	€ 14,904	16,165	16,592
K€17,700 Secured Bank Loans, Tranche One [Member]
Loans and borrowings
Belgian facility financing amounts	11,700
K€17,700 Secured Bank Loans, Tranche Two [Member]
Loans and borrowings
Polish facility financing amounts	6,000
K€12,300 bank loans
Loans and borrowings
Notional amount	€ 9,300
Interest rate percentage	1.60%
Number of loans originated | item	3
Asset-backed debt instruments held	€ 4,650
K€12,300 bank loans | Fixed interest rate
Loans and borrowings
Notional amount	€ 3,000
Interest rate percentage	1.50%
K€12,300 bank loans ACTech
Loans and borrowings
Borrowings	€ 3,546	5,860	8,160
K€5,000 other facility loan
Loans and borrowings
Notional amount	€ 1,496
Reimbursable term	15 years
Borrowings	€ 1,496	1,881	2,248
K€5,000 other facility loan | Fixed interest rate
Loans and borrowings
Interest rate percentage	4.61%
Lease liabilities
Loans and borrowings
Borrowings	€ 7,943	7,485	8,621
Related party loan
Loans and borrowings
Notional amount	€ 400
Interest rate percentage	4.23%
Borrowings	€ 64	96	128
Interest expense on borrowings	€ 3	€ 5	€ 5